Financial instruments - Financial liabilities at amortized cost (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities
Carrying Value	£ 138,592	£ 160,943
Trade and other payables
Financial liabilities
Carrying Value	20,184	46,202
Lease liabilities
Financial liabilities
Carrying Value	3,161	1,942
Financial liabilities at amortized cost
Financial liabilities
Carrying Value	23,345	47,659
Fair Value	23,345	47,659
Financial liabilities at amortized cost | Trade and other payables
Financial liabilities
Carrying Value	20,184	45,717
Fair Value	20,184	45,717
Financial liabilities at amortized cost | Lease liabilities
Financial liabilities
Carrying Value	3,161	1,942
Fair Value	£ 3,161	£ 1,942